Investments Monster LP Transaction (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended								7 Months Ended	12 Months Ended
		May 27, 2015	Feb. 14, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 01, 2017
Schedule of Investments [Line Items]
Preferred Stock, Shares Authorized				50,000,000									50,000,000
Current Fiscal Year End Date													--12-31
Equity Method Investments				$ 82,584				$ 130,725				$ 130,725	$ 82,584	$ 130,725
Noncash or Part Noncash Acquisition, Investments Acquired														0	$ 0
Fair Value, Option, Changes in Fair Value, Gain (Loss)													(48,141)	(2,943)	0
Total revenue				904,865	$ 686,555	$ 723,760	$ 698,435	877,252	$ 672,084	$ 697,284	$ 708,196		3,013,615	2,954,816	2,858,646
Gross profit				351,906	$ 293,268	$ 315,377	$ 320,102	350,221	304,514	$ 312,584	$ 320,491		1,280,653	1,287,810	1,345,561
Assets, Current				1,091,936				1,075,242				1,075,242	1,091,936	1,075,242
Other Assets, Noncurrent				23,484				15,664				15,664	23,484	15,664
Liabilities, Current				1,213,051				1,203,525				1,203,525	1,213,051	1,203,525
Other non-current liabilities				99,628				113,046				113,046	99,628	$ 113,046
Monster LP [Member]
Schedule of Investments [Line Items]
Proceeds from Sale of Interest in Partnership Unit		$ 350,000
Capital Unit, Class A [Member] | Monster LP [Member]
Schedule of Investments [Line Items]
Proceeds from Sale of Interest in Partnership Unit		$ 285,000							$ 10,000
Partners' Capital Account, Units, Sale of Units		70,000,000												2,000,000
Capital Units, Class C [Member] | Monster LP [Member]
Schedule of Investments [Line Items]
Stock or Units Available for Distributions		20,321,839					20,321,839
Capital Unit, Class A-1 [Member] | Monster LP [Member]
Schedule of Investments [Line Items]
Proceeds from Sale of Interest in Partnership Unit				65,000
Capital Unit, Class B [Member] | Monster LP [Member]
Schedule of Investments [Line Items]
Proceeds from Sale of Interest in Partnership Unit								4,800
Realized Investment Gains (Losses)								$ 100
Partners' Capital Account, Units, Sale of Units		64,000,000						2,515,461
Monster LP [Member]
Schedule of Investments [Line Items]
Equity Method Investments		$ 122,100		78,700				$ 114,000				114,000	78,700	$ 114,000
Noncash or Part Noncash Acquisition, Investments Acquired													$ 0	122,075	$ 0
Fair Value Assumptions, Expected Volatility Rate		0.00%
Fair Value Assumptions, Risk Free Interest Rate		0.00%
Fair Value Inputs, Discount Rate													22.00%
Fair Value, Option, Changes in Fair Value, Gain (Loss)													$ 35,400	3,400
Total revenue	[1]											83,897	216,119
Gross profit	[1]											(18,986)	24,774
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	[1]											(107,919)	(153,882)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	[1]											(107,919)	(153,882)
Assets, Current				171,721				152,352				152,352	171,721	152,352
Other Assets, Noncurrent				466,004				483,896				483,896	466,004	483,896
Liabilities, Current				345,469				277,490				277,490	345,469	277,490
Other non-current liabilities				$ 22,945				$ 5,125				$ 5,125	$ 22,945	$ 5,125
Subsequent Event [Member] | Monster LP [Member]
Schedule of Investments [Line Items]
Fair-Value Option Investments, Recapitalization Transaction, Ownership Percentage																0.00%
Subsequent Event [Member] | Monster LP [Member] | Capital Unit, Class A-1 [Member]
Schedule of Investments [Line Items]
Fair-Value Option Investment, Recapitalization Transaction, Shares Issued			16,609,195
Fair-Value Option Investments, Recapitalization Transaction, Ownership Percentage																0.00%
Fair-Value Option Investments, Recapitalization Transaction, Liquidation Preference			$ 85,000
Subsequent Event [Member] | Monster LP [Member] | Capital Unit, Class B [Member]
Schedule of Investments [Line Items]
Fair-Value Option Investment, Recapitalization Transaction, Shares Exchanged			61,484,539
Subsequent Event [Member] | Monster LP [Member] | Minimum [Member] | Capital Unit, Class A-1 [Member]
Schedule of Investments [Line Items]
Stock or Units Available for Distributions			950,000,000
Subsequent Event [Member] | Monster LP [Member] | Maximum [Member] | Capital Unit, Class A-1 [Member]
Schedule of Investments [Line Items]
Stock or Units Available for Distributions			1,494,000,000
All Equityholders [Member] | Subsequent Event [Member] | Monster LP [Member] | Capital Unit, Class A-1 [Member]
Schedule of Investments [Line Items]
Fair-Value Option Investments, Recapitalization Transaction, Liquidation Preference			$ 150,000

[1]	The summarized financial information is presented for the period beginning May 28, 2015, after completion of the Ticket Monster disposition transaction that resulted in the Company obtaining its minority limited partner interest in Monster LP.